December 13,1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch California Insured Municipal
            Bond Fund of Merrill Lynch California
            Municipal Series Trust
	    Post-Effective Amendment No.9 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-55864
	    Investment Company Act File No. 811-04264-01)
Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch California
Insured Municipal Bond Fund of Merrill Lynch California
Municipal Series Trust (the "Trust")hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and
   (2) the text of Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 8, 1999.

				 Very truly yours,

	   Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust

			By:    /s/ Alice Pellegrino
			     _________________________
				  Alice Pellegrino
			   	      Secretary